Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Summary of Restatement of Financial Statements
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet at February 13, 2020
Warrant Liability	$—	$28,806,800	$28,806,800
Class A ordinary shares subject to possible redemption	262,859,036	(28,806,800)	234,052,236
Class A ordinary shares	131	288	419
Additional paid-in capital	5,024,174	3,973,967	8,998,141
Accumulated deficit	$(24,990)	$(3,974,255)	$(3,999,245)

	As Previously Reported	Adjustment	As Restated
Selected Balance Sheet Items at March 31 , 2020
Warrant Liability	$—	$17,557,600	$17,557,600
Class A ordinary shares subject to possible redemption,	264,535,214	(17,557,596)	246,977,618
Class A ordinary shares	115	175	290
Additional paid-in capital	3,308,081	(7,272,469)	(3,964,388)
Accumulated deficit	$1,691,119	$7,272,290	$8,963,409

Selected Condensed Statement of Operations Items for Three Months Ended March 31, 2020
Warrants issuance costs	$—	(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over the cash received	—	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants	—	11,249,200	11,249,200
Net income (loss)	$1,714,085	$7,272,290	$8,986,375
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	(425,275)	6,474,725
Basic and diluted net loss per ordinary share, Class B	$(0.01)	1.13	1.12

	As Previously Reported	Adjustment	As Restated
Selected Condensed Statement of Cash Flow Items for Three Months Ended March 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$1,714,085	$7,272,290	$8,986,375
Excess of the fair value of private placement warrants over the cash received	—	2,932,800	2,932,800
Warrant issuance costs	—	1,044,110	1,044,110
Unrealized gain/loss on fair value changes of warrants	$—	$(11,249,200)	$(11,249,200)

	As Previously Reported	Adjustment	As Restated
Selected Balance Sheet Items at June 30, 2020
Warrant Liability	$—	$16,014,800	$16,014,800
Class A ordinary shares subject to possible redemption,	264,434,096	(16,014,800)	248,419,296
Class A ordinary shares	116	160	276
Additional paid-in capital	3,404,038	(8,814,907)	(5,410,869)
Accumulated deficit	$1,595,157	$8,814,747	$10,409,904

Selected Condensed Statement of Operations Items for Six Months Ended June 30, 2020
Warrants issuance costs	$—	(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over the cash received	—	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants	—	12,792,000	12,792,000
Net income (loss)	$1,618,123	$8,814,747	$10,432,870
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	(212,637)	6,687,363
Basic and diluted net loss per ordinary share, Class B	$(0.03)	1.32	1.29

Selected Condensed Statement of Cash Flow Items for Six Months Ended June 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$1,618,123	$8,814,747	$10,432,870
Excess of the fair value of private placement warrants over the cash received	—	2,932,800	2,932,800
Warrant issuance costs	—	1,044,453	1,044,453
Unrealized gain (loss) on fair value changes of warrants	$—	$(12,792,000)	$(12,792,000)

	As Previously Reported	Adjustment	As Restated
Selected Balance Sheet Items at September 30, 2020
Warrant Liability	$—	$27,101,200	$27,101,200
Class A ordinary shares subject to possible redemption,	264,272,806	(27,101,199)	237,171,607
Class A ordinary shares	118	270	388
Additional paid-in capital	3,565,326	2,271,382	5,836,708
Accumulated deficit	$1,433,868	$(2,271,653)	$(837,785)

Selected Condensed Statement of Operations Items for Nine Months Ended September 30, 2020
Warrants issuance costs	$—	(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over the cash received	—	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants	—	1,705,600	1,705,600
Net income (loss)	$1,456,834	$(2,271,653)	$(814,819)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	(141,241)	6,758,759
Basic and diluted net loss per ordinary share, Class B	$(0.06)	(0.33)	(0.39)

Selected Condensed Statement of Cash Flows Items for Nine Months Ended September 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$1,456,834	$(2,271,653)	$(814,819)
Excess of the fair value of private placement warrants over the cash received	—	2,932,800	2,932,800
Warrant issuance costs	—	1,044,453	1,044,453
Unrealized gain (loss) on fair value changes of warrants	$—	$(1,705,600)	$(1,705,600)